CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 812,671	$ 380,073
Prepaid expenses	1,127,205	63,677
Due from related parties		410,322
Total Current Assets	1,939,876	854,072
Other assets:
Deposits	118,000	51,000
Total Assets	2,057,876	905,072
CURRENT LIABILITIES:
Accounts payable and accrued expenses	671,195	24,825
Total Liabilities	671,195	24,825
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized Convertible Series A Preferred stock ($.0001 Par Value; 5,000,000 Shares Authorized; 5,000,000 and none shares issued and outstanding as of December 31, 2012 and 2011, respectively)	500
Common stock ($.0001 Par Value; 200,000,000 Shares Authorized; 77,112,500 and 25,000,000 shares issued and outstanding as of December 31, 2012 and 2011, respectively)	7,712	2,500
Additional paid-in capital	10,812,491	1,997,530
Accumulated deficit	9,434,022	1,119,783
Total Stockholders' Equity	1,386,681	880,247
Total Liabilities and Stockholders' Equity	2,057,876	905,072
Preferred Stock - Series A
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized Convertible Series A Preferred stock ($.0001 Par Value; 5,000,000 Shares Authorized; 5,000,000 and none shares issued and outstanding as of December 31, 2012 and 2011, respectively)	500
Total Stockholders' Equity	500
Total Liabilities and Stockholders' Equity	$ 500